Stockholders' Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 5 – Stockholders’ Equity

The Company’s capital stock at December 31, 2015 consists of 325,000,000 authorized shares of which 50,000,000 shares are $0.001 par value preferred stock and 275,000,000 shares are $0.001 par value common stock.

Preferred Shares

On October 28, 2015, the Company filed an Amendment to its Articles of Incorporation to designate a class of preferred stock as the Series A Convertible Preferred Stock.

The Amendment sets aside 5,000,000 shares of the authorized 50,000,000 shares of the Company’s $0.001 par value preferred stock as the Series A Convertible Preferred Stock (“the Series A Shares.”) The Series A Shares are convertible at the option of the Holder into common shares of the Company’s stock 9 months after the date of issuance. Further, the Series A Shares have a conversion price based upon 80% of the 10 day average of the Company’s closing market price.

Pursuant to ASC 470-20, when the $359,916 of convertible Series A Shares of preferred stock were issued at a discount from the if-converted $431,900 fair value as of the issuance date, the Company recognized this difference between the fair value per share of its common stock and the conversion price, multiplied by the number of shares issuable upon conversion. This Beneficial Conversion Feature of $71,894 will be recorded as additional paid-in-capital for common shares. The offsetting amount will be amortizable over the period from the issue date to the first conversion date or 9 months. Since the 275,000 Series A Shares of preferred stock are convertible during July of 2016, a deemed dividend of $19,996 to the Series A Shares would have been recorded during the three months ended December 31, 2015. Management has determined this amount is immaterial and therefore will recognize this amortization in the first quarter of 2016. Further, as the Company is in an accumulated deficit position, the deemed dividend will be charged against additional paid-in-capital for common shares, there being no retained earnings from which to declare a dividend.

In October 2015, the Company commenced a private placement financing of $7,000,000 in Units, a Unit consisting of one share of its Series A Shares and an Unit Warrant. The Unit Warrant has an exercise price of $3.00 per share and a term of 3 years. The Unit Warrant is exercisable 9 months after issuance and is callable by the Company upon the Company’s common stock closing at a market price of $5.00 or above for a period of 10 days.

At December 31, 2015, the Company had received $550,000 of cash in exchange for the issuance of 275,000 shares of its Series A Preferred Stock and Unit Warrants exercisable for 275,000 shares of common stock. At February 12, 2016, the Company had received a total of $763,038 of cash in exchange for the issuance of 381,519 shares of its Series A Preferred Stock and Unit Warrants exercisable for 381,519 shares of common stock.

We apply the guidance enumerated in ASC 480 “Distinguishing Liabilities from Equity” when determining the classification and measurement of preferred shares. Preferred shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. We classify conditionally redeemable preferred shares (if any), which includes preferred shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within our control, as equity. At all other times, we classified our preferred shares in stockholders’ equity.

We have applied the guidance of ASC 470 “Debt” in accounting for the unit warrants and as such have valued the Unit Warrants using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the stock price at the valuation date that was $1.50 per share as well as the following assumptions:

Volatility	135 – 112%
Expected Option/Warrant Term	3 years
Risk-free interest rate	.25%
Expected dividend yield	0.00%

The expected term of the Unit Warrants granted were estimated to be the contractual term. The expected volatility was based on an average of the volatility disclosed based upon comparable companies who had similar expected option and warrant terms. The risk-free rate was based on the one-year U.S. Treasury bond rate.

As a result, the Unit Warrants exercisable for 275,000 shares of our restricted common stock were valued at $118,100 and as such credited to additional paid in capital.

Common Shares

At December 31, 2015 and March 31, 2015, a total of 15,978,075 and 15,295,025 shares of common stock were issued and outstanding, respectively.

During the nine months ended September 30, 2015, the Company sold 11,000 shares of its restricted common stock as part of a private placement for $27,000 in cash or $2.50 per share. In April 2015, the Company entered into a Subscription Agreement to sell up to 2,800,000 shares of its restricted common stock pursuant to Regulation S of the Securities Act in exchange for funds totaling $6,020,000. In July 2015, the Company and Schwaben Kapital GmbH amended their Subscription Agreement pursuant to Regulation S of the Securities Act to extend the expiration of the Subscription Agreement from June 30, 2015 to September 30, 2015.The Agreement was terminated as of September 30, 2015 and during the nine months ended December 31, 2015, the Company sold 664,590 shares of its restricted common stock as part of the Subscription Agreement for $1,345,000 in cash or $2.15 per share.

During the nine months ended December 31, 2015, the Company issued 8,000 shares of its restricted common stock as payment of an accounts payable in the amount of $20,000  and the Company recognized no gain or loss between the face value of the accounts payable and the fair value of the common stock.

Additional Paid-in Capital

During the nine months ended December 31, 2014, the Company issued 950,000 shares of its common stock to consultants in exchange for services valued at $950,000 or $1.00 per share. The Company also issued 50,000 shares of its common stock for property valued at $50,000 or $1.00 per share. In addition, and as part of a private placement the Company sold 2,195,700 shares of its common stock for cash in the amount of $2,195,700 or $1.00 per share.

During the nine months ended December 31, 2014, the Company realized additional paid in capital relative to the fair value of equity based payments in the amount of $173 which were expensed including $115 from a transaction with a related party. See Note 9 – Related Party Transactions.

Subscription Receivable

In December 2015, the Company received a subscription for 26,519 Series A Shares in exchange for cash of $53.038. The Company received the $53,038 in January of 2016.

Note 7 – Stockholders’ Equity

The Company’s capital stock at March 31, 2015 consists of 325,000,000 authorized shares of which 50,000,000 shares are $0.001 par value preferred stock and 275,000,000 shares are $0.001 par value common stock.

Preferred Shares

At March 31, 2015, there are no shares of preferred stock issued and outstanding.

Common Shares

At March 31, 2015 and 2014, a total of 15,295,025 and 342,465 shares of common stock were issued and outstanding, respectively.

During the year ended March 31, 2015, the Company issued 7,385,700 shares of its restricted common stock to the shareholders of Terex as part of an Exchange Agreement. See Note 1 – Organization and History. In addition, the Company issued 81,692 shares as part of the recapitalization of the Company. Also, the Company issued 7,465,168 shares of its restricted common stock valued at $19,409,437 to the shareholders of Western Interior Oil and Gas Corporation as part of an acquisition. See Note 4 – Significant Acquisition. Further, the Company sold 20,000 shares of its restricted common stock as part of a private placement for $50,000 in cash or $2.50 per share.

Additional Paid-in Capital

During the year ended March 31, 2015, shareholders of Terex as part of a private placement contributed cash in the amount of $2,195,700 in exchange for 2,195,700 shares of Terex restricted common stock valued at $1.00 per share. In addition, shareholders of Terex contributed services valued at $950,000 in exchange for 950,000 shares of Terex restricted common stock that were expensed including 750,000 shares to a related party. See Note 10 - Related Party Transactions.

Further, Terex received property valued at $50,000 in exchange for 50,000 shares of Terex restricted common stock that was capitalized under other property and equipment.

During the year ended March 31, 2015, the Company realized additional paid in capital relative to the fair value of equity based payments in the amount of $394,682 of which $19,707 was expensed and $374,975 was capitalized as well as $150,978 from a transaction with a related party. See Note 8 – Equity Based Payments.

During the period February 11, 2014 (inception) through March 31, 2014, as part of a private placement shareholders of Terex contributed cash in the amount of $175,020 in exchange for 175,020 shares of Terex restricted common stock valued at $1.00 per share and shareholders performed services in the amount of $845 in exchange for 845,000 shares of Terex restricted common stock valued at $0.001 per share. In addition, officers and directors of Terex contributed cash in the amount of $2,865 in exchange for 2,865,000 shares of Terex restricted common stock valued at $0.001 per share as well as performed services in the amount of $285 in exchange for 285,000 shares of Terex restricted common stock valued at $0.001 per share.